Investment in associates - Narrative (Details) $ in Thousands				9 Months Ended	12 Months Ended
	Jan. 24, 2024	Jan. 12, 2022	Jan. 11, 2022	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / $	Dec. 31, 2023 XOF / $
Disclosure Of Investment In Associates [Line Items]
Gain (loss) on dilution					$ (943)	$ 5,630
Impairment					4,885
Closing foreign exchange rate								1.32	594
Current assets					710,729	1,035,171
Total assets					4,874,619	3,681,233
Current liabilities					313,471	233,616
Gold revenue					1,934,272	1,732,590
Production costs					616,197	626,526
Royalties and production taxes					135,703	117,968
Depreciation and depletion					402,371	383,852
Selling, general and administrative expense					62,364	54,479
Stock-based compensation					20,921	24,843
Current income tax, withholding and other taxes					290,081	247,811
Deferred income tax recovery					(11,336)	(3,917)
Net income (loss)					41,588	286,723
Share of net income of associates (Note 11)					19,871	10,183
Comprehensive loss					(62,201)	(277,153)
Calibre
Disclosure Of Investment In Associates [Line Items]
Share price (in CAD per share) | $ / shares							$ 1.36
Quoted market value					$ 114,000
Calibre
Disclosure Of Investment In Associates [Line Items]
Proportion of ownership interest in associate		25.00%	33.00%		24.00%
Gain (loss) on dilution					$ (943)	5,630
Impairment					0
Current assets				$ 229,000
Non-current assets				543,000
Total assets				773,000
Current liabilities				82,000
Non-current liabilities				160,000
Assets				530,000
Gold revenue				410,000
Production costs				209,000
Royalties and production taxes				15,000
Depreciation and depletion				56,000
Selling, general and administrative expense				9,000
Stock-based compensation				3,000
Current income tax, withholding and other taxes				32,000
Deferred income tax recovery				7,000
Net income (loss)				73,000
Share of net income of associates (Note 11)					20,122	12,416
Calibre | Major business combination
Disclosure Of Investment In Associates [Line Items]
Proportion of ownership interest in associate	15.00%
BeMetals
Disclosure Of Investment In Associates [Line Items]
Gain (loss) on dilution					0	0
Share price (in CAD per share) | $ / shares							$ 0.09
Quoted market value					2,000
Impairment					4,885
Current assets				2,000
Non-current assets				21,000
Total assets				23,000
Assets				16,000
Net income (loss)				(1,000)
Share of net income of associates (Note 11)					$ (251)	$ (2,233)
Average foreign exchange rate | $ / shares					1.35
Comprehensive loss				$ 1,000